UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

FORM N-Q

FEBRUARY 28, 2010

Schedule of Investments (unaudited)	February 28, 2010

LEGG MASON WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.6%
Education - 37.4%
Massachusetts State DFA Revenue:
Assumption College, Radian	5.750%	3/1/20	$1,105,000	$1,108,083
Belmont Hill School	5.000%	9/1/23	1,350,000	1,442,084
Belmont Hill School	5.000%	9/1/24	1,420,000	1,496,126
Belmont Hill School	5.000%	9/1/26	1,170,000	1,216,671
Boston College	5.000%	7/1/38	3,470,000	3,550,955
Boston University	5.600%	10/1/35	1,300,000	1,371,903
Boston University AMBAC	5.000%	10/1/35	1,000,000	1,000,920
Boston University AMBAC	5.000%	10/1/39	4,000,000	3,969,280
Curry College, ACA	6.000%	3/1/31	1,000,000	994,000
Mount Holyoke College	5.000%	7/1/36	5,250,000	5,404,560
Williston Northampton School Project, XLCA	5.000%	10/1/25	1,070,000	1,048,418
Massachusetts State Educational Financing Authority Revenue:
Issue E, AMBAC	5.000%	1/1/13	1,445,000	1,453,309	(a)
Issue E, AMBAC	5.300%	1/1/16	1,985,000	1,990,181	(a)
Massachusetts State HEFA Revenue:
Berklee College of Music	5.000%	10/1/32	2,500,000	2,504,575
Northeastern University	5.000%	10/1/33	6,000,000	6,020,520
Suffolk University	5.750%	7/1/39	6,000,000	6,107,760
University of Massachusetts Building Authority Project Revenue, AGM	5.000%	5/1/38	5,000,000	5,189,650

Total Education				45,868,995

Health Care - 12.4%
Massachusetts State DFA Revenue:
First Mortgage, Edgecombe Project	6.750%	7/1/26	1,300,000	1,326,130
Massachusetts Biomedical Research Corp.	6.250%	8/1/20	1,000,000	1,022,090
May Institute Issue Inc., Radian	5.750%	9/1/29	1,000,000	846,560
Neville Community, GNMA-Collateralized	6.000%	6/20/44	1,000,000	1,068,490
Massachusetts State HEFA Revenue:
Berkshire Health Systems	6.250%	10/1/31	1,000,000	1,014,940
Berkshire Health Systems, Radian	5.700%	10/1/25	750,000	752,528
Cape Cod Healthcare Obligation, AGM	5.000%	11/15/31	1,250,000	1,228,787
Cape Cod Healthcare Obligation, AGM	5.125%	11/15/35	1,750,000	1,724,047
Caritas Christi Obligation	6.750%	7/1/16	2,000,000	2,087,380
CARS Medical Center of Central Massachusetts, AMBAC	11.704%	6/23/22	350,000	366,919	(b)
Milford Regional Medical Center	5.000%	7/15/27	1,000,000	875,340
Refunding Healthcare Systems, Covenant Health	6.500%	7/1/17	795,000	835,450
Refunding Healthcare Systems, Covenant Health	6.000%	7/1/31	590,000	601,074
University of Massachusetts, Memorial Health Care Inc.	6.625%	7/1/32	1,500,000	1,518,105

Total Health Care				15,267,840

Housing - 4.5%
Framingham, MA, Housing Authority Mortgage Revenue:
Beaver Terrace Apartments, GNMA- Collateralized	6.200%	2/20/21	400,000	425,744
Beaver Terrace Apartments, GNMA- Collateralized	6.350%	2/20/32	1,200,000	1,266,384
Massachusetts State HFA, Housing Revenue, Single-Family Housing	4.850%	12/1/35	1,965,000	1,814,874	(a)(c)
Massachusetts State Housing Finance Agency, Housing Revenue, Single-Family	4.850%	12/1/22	2,000,000	2,020,480	(a)

Total Housing				5,527,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 1.5%
Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project	7.875%	3/1/25	$825,000	$695,871	(a)
Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	1,050,000	1,079,158
Massachusetts State Water Pollution Abatement Trust, Unrefunded Balance	6.375%	2/1/15	80,000	80,201

Total Industrial Revenue				1,855,230

Leasing - 0.7%
Massachusetts State DFA Revenue, Applewild School Issue, Radian	5.750%	8/1/29	1,000,000	908,670

Local General Obligation - 2.2%
Quaboag, MA, Regional School District, GO, State Qualified, AGM, State Aid Withholding	5.500%	6/1/20	1,000,000	1,014,140
Westwood, MA, GO, NATL	5.375%	6/1/17	1,500,000	1,649,280

Total Local General Obligation				2,663,420

Other - 0.5%
University of Virgin Islands, Refunding & Improvement, ACA	6.000%	12/1/19	665,000	616,289

Power - 5.1%
Massachusetts State DFA Revenue, Devens Electric Systems	6.000%	12/1/30	1,000,000	1,008,540
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/23	5,000,000	5,261,700

Total Power				6,270,240

Pre-Refunded/Escrowed to Maturity - 12.5%
Massachusetts State, Project, NATL	5.250%	10/1/20	2,750,000	2,828,512	(d)
Massachusetts State DFA Revenue:
Briarwood	8.250%	12/1/30	1,000,000	1,065,500	(d)
VOA Concord, GNMA-Collateralized	6.900%	10/20/41	1,000,000	1,151,390	(d)
Western New England College, AMBAC	5.250%	7/1/20	1,000,000	1,036,490	(d)
Massachusetts State HEFA Revenue:
Milford-Whitinsville Hospital	6.350%	7/15/32	1,000,000	1,133,560	(d)
Refunding, Healthcare Systems Covenant Health	6.500%	7/1/17	205,000	228,698	(d)
Refunding, Healthcare Systems Covenant Health	6.000%	7/1/31	160,000	177,045	(d)
University of Massachusetts Project, NATL	5.250%	10/1/31	2,500,000	2,752,875	(d)
Winchester Hospital	6.750%	7/1/30	1,415,000	1,459,204	(d)
Massachusetts State Port Authority Revenue	13.000%	7/1/13	1,180,000	1,433,193	(e)
Massachusetts State Special Obligation Revenue, Consolidated Loan, FGIC	5.000%	6/1/22	1,000,000	1,091,120	(d)
Northern Mariana Islands Commonwealth, GO	7.375%	6/1/30	1,000,000	1,017,500	(d)

Total Pre-Refunded/Escrowed to Maturity				15,375,087

Special Tax Obligation - 11.1%
Boston, MA, Convention Center Act, Special Obligation, AMBAC	5.000%	5/1/25	1,000,000	1,014,650
Massachusetts State Special Obligation Dedicated Tax Revenue, NATL/FGIC	5.500%	1/1/34	6,000,000	6,502,440
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	4,000,000	3,993,760
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	2,000,000	2,092,020

Total Special Tax Obligation				13,602,870

State General Obligation - 4.3%
Massachusetts State, GO	5.000%	11/1/16	4,500,000	5,246,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - 4.1%
Massachusetts State Turnpike Authority, Metropolitan Highway Systems Revenue, AMBAC	5.000%	1/1/39	$5,050,000	$5,011,519

Water & Sewer - 1.3%
Boston, MA, Water & Sewer Commission Revenue, Senior	5.000%	11/1/24	1,000,000	1,080,480
Massachusetts State Water Pollution Abatement Trust, Pool Program, Unrefunded Balance	5.250%	8/1/28	485,000	508,392

Total Water & Sewer				1,588,872

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $116,229,864)				119,802,794

SHORT-TERM INVESTMENTS - 1.3%
General Obligation - 0.1%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, AGM, LOC-Wells Fargo Bank N.A.	0.120%	3/1/10	100,000	100,000	(f)

Water & Sewer - 1.2%
Massachusetts State Water Resources Authority, SPA-Dexia Credit Local	0.230%	3/3/10	1,500,000	1,500,000	(f)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,600,000)				1,600,000

TOTAL INVESTMENTS - 98.9% (Cost - $117,829,864#)				121,402,794
Other Assets in Excess of Liabilities - 1.1%				1,384,259

TOTAL NET ASSETS - 100.0%				$122,787,053

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Inverse floating rate security - coupon varies inversely with level of short-term tax-exempt interest rates.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds

CARS	— Complimentary Auction Rate Securities

DFA	— Development Finance Agency

FGIC	— Financial Guaranty Insurance Company - Insured Bonds

FHA	— Federal Housing Administration

GNMA	— Government National Mortgage Association

GO	— General Obligation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Authority

IFA	— Industrial Finance Agency

LOC	— Letter of Credit

NATL	— National Public Finance Guarantee Corporation - Insured Bonds

Radian	— Radian Asset Assurance - Insured Bonds

SPA	— Standby Bond Purchase Agreement - Insured Bonds

XLCA	— XL Capital Assurance Inc. - Insured Bonds

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Ratings Table*

S&P/Moody’s/Fitch**
AAA/Aaa	14.2%
AA/Aa	29.0
A	35.8
BBB/Baa	17.0
A-1/VMIG1	1.3
NR	2.7

100.0%

*	As a percentage of total investments.
**	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 5 and 6 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Massachusetts Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$119,802,794	—	$119,802,794
Short-term investments†	—	1,600,000	—	1,600,000

Total investments	—	$121,402,794	—	$121,402,794

†	See Schedule of Investments for additional detailed categorizations.

(b) Inverse Floaters. The Fund may participate either in structuring an inverse floater or purchasing an inverse floater in the secondary market. An inverse floater generally has a floating or variable rate of interest that moves in the opposite direction of short-term interest rates. Inverse floaters may exhibit greater price volatility than fixed-rate obligations of similar credit quality. Inverse floaters are subject to interest rate and leveraging risks.

When structuring an inverse floater, the Fund will transfer fixed-rate tax-exempt municipal bonds purchased by the Fund to a trust. The trust then typically issues two tranches of variable-rate securities that are collateralized by the cash flows of the fixed-rate tax-exempt municipal bonds. The two tranches are known as an inverse floater and a variable rate demand obligation (“VRDO”). The VRDO pays interest based on a floating rate set by a remarketing agent at predetermined intervals. The inverse floater, also known as a residual interest tax-exempt security (“RITES”), is transferred to the Fund, which receives interest based on the remaining cash flow of the trust, after payment of interest on the VRDO and various expenses of the trust.

Notes to Schedule of Investments (unaudited) (continued)

When the Fund purchases an inverse floater in the secondary market, it is required to mark the inverse floater to market when determining net asset value. Interest income is accrued as earned and unrealized gains or losses are recognized when marked to market.

The inverse floater held by the Fund at February 28, 2010 was acquired in the secondary market.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting Massachusetts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,206,210
Gross unrealized depreciation	(633,280)

Net unrealized appreciation	$3,572,930

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2010, the Fund did not invest in any derivative instruments

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 20, 2010

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: April 20, 2010